Condensed Balance Sheets (Unaudited) (Parentheticals) - ¥ / shares	Oct. 31, 2023	Apr. 30, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in Yen per share and Dollars per share)
Common stock, shares authorized	52,142,400	52,142,400
Common stock, shares issued	14,702,267	13,035,600
Common stock, shares outstanding	14,702,267	13,035,600